Equity Method Investments - Narrative (Details) - INOVA Geophysical [Member]	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2015 Member
Schedule of Equity Method Investments [Line Items]
Percentage of equity method investment		49.00%
Ownership percentage by parent		51.00%
Number of members appointed by related party | Member		4
Number of members appointed by Company | Member		3
Write-down of note receivable from OceanGeo	$ 30,700,000
Equity method investment, Accumulated other comprehensive loss	0
Equity method investments	$ 0